UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        07/30/2004


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total: $         205,021



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGERE SYSTEMS INC-CL A         COM              00845V100      643   279600 SH       SOLE                   279600
AGNICO-EAGLE MINES             COM              008474108      201    15200 SH       SOLE                                      15200
ANGLOGOLD LTD                  COM              035128206      271     8415 SH       SOLE                                       8415
APPLIED MATLS INC              COM              038222105     5945   303000 SH       SOLE                   296000              7000
APPLIED MICRO CIRCUITS         COM              03822w109     1093   205400 SH       SOLE                   204000              1400
BEA SYSTEMS INC                COM              073325102     3974   483400 SH       SOLE                   472000             11400
BIG LOTS INC.                  COM              089302103     4967   343500 SH       SOLE                   343500
BISYS GROUP INC.               COM              055472104     3691   262500 SH       SOLE                   262500
BLOCK H & R INC COM            COM              093671105     4720    99000 SH       SOLE                    99000
BRISTOL MYERS- SQUIBB          COM              110122108     7259   296300 SH       SOLE                   296300
BROCADE COMMUNICATIONS SYS INC COM              111621108     2350   393000 SH       SOLE                   393000
CALPINE CORP                   COM              131347106      112    26000 SH       SOLE                                      26000
CAMPBELL SOUP CO               COM              134429109     1102    41000 SH       SOLE                    41000
CHESAPEAKE ENERGY CORPORATION  COM              165167107     3369   228900 SH       SOLE                   220000              8900
COMPUTER NETWORK TECHNOLOGY    COM              204925101       99    16500 SH       SOLE                                      16500
DELPHI AUTOMOTIVE SYSTEMS CORP COM              247126105     1705   159600 SH       SOLE                   159600
DU PONT E I DE NEMOURS         COM              263534109     1333    30000 SH       SOLE                    30000
E*TRADE GROUP INC              COM              269246104     2058   184600 SH       SOLE                   174000             10600
EARTHLINK INC                  COM              270321102     7497   724300 SH       SOLE                   713700             10600
EMC CORP                       COM              268648102     7734   678400 SH       SOLE                   670000              8400
GENERAL ELECTRIC CORP.         COM              369604103     7092   218900 SH       SOLE                   218900
GENERAL MLS INC COM            COM              370334104     2376    50000 SH       SOLE                    50000
GOLD FIELDS LTD ADR            COM              38059t106      246    23400 SH       SOLE                                      23400
GOODYEAR TIRE & RUBR COM       COM              382550101      137    15100 SH       SOLE                                      15100
HEINZ H J CO COM               COM              423074103     4245   108300 SH       SOLE                   108300
IMCLONE SYSTEMS INC            COM              45245W109     1579    18400 SH       SOLE                    18400
INTEL CORP.                    COM              458140100     8953   324400 SH       SOLE                   324400
KEY ENERGY GROUP INC           COM              492914106      802    85000 SH       SOLE                    85000
KINROSS GOLD CORP.             COM              496902206      217    39000 SH       SOLE                                      39000
LIBERTY MEDIA                  COM              530718105     1888   210000 SH       SOLE                   210000
LUCENT TECHNOLOGIES INC        COM              549463107    11553  3056400 SH       SOLE                  2969300             87100
MCKESSON HBOC Inc              COM              58155Q103     9132   266000 SH       SOLE                   263500              2500
MERCK & CO INC COM             COM              589331107     5543   116700 SH       SOLE                   116700
MICRON TECHNOLOGY              COM              595112103     3987   260400 SH       SOLE                   258400              2000
NATIONAL-OILWELL INC.          COM              637071101     3902   123900 SH       SOLE                   123900
NEWMONT MINING CORP            COM              651639106     9671   249500 SH       SOLE                   247000              2500
NORTEL NETWORKS                COM              656568102       60    12000 SH       SOLE                                      12000
Northgate Exploration Ltd      COM              666416102      222   143500 SH       SOLE                                     143500
PFIZER INC                     COM              717081103     6801   198400 SH       SOLE                   198400
PRIDE INTERNATIONAL INC        COM              74153Q102     1420    83000 SH       SOLE                    83000
QWEST COMMUN INTL              COM              749121109     1719   478700 SH       SOLE                   478700
RAE SYSTEMS INC                COM              75061p102       86    16000 SH       SOLE                                      16000
REALNETWORKS INC               COM              75605l104     3596   525700 SH       SOLE                   507700             18000
RED HAT INC                    COM              756577102     7394   321919 SH       SOLE                   321519               400
RF MICRO DEVICES INC.          COM              749941100     4901   653500 SH       SOLE                   640800             12700
RITE AID CORP.                 COM              767754104     9886  1893900 SH       SOLE                  1847500             46400
SANMINA CORP-SCI CORP          COM              800907107      546    60000 SH       SOLE                    60000
SARA LEE CORP                  COM              803111103     2000    87000 SH       SOLE                    87000
SCHWAB CHARLES CP NEW          COM              808513105     4398   457700 SH       SOLE                   450200              7500
SIEBEL                         COM              826170102     2074   194000 SH       SOLE                   190000              4000
SOLECTRON CORP COM             COM              834182107     2607   402900 SH       SOLE                   397700              5200
SUN MICROSYSTEMS               COM              866810104     7226  1668900 SH       SOLE                  1612600             56300
TEXAS INSTRUMENTS              COM              882508104     7123   294600 SH       SOLE                   290000              4600
TIDEWATER INC                  COM              886423102      894    30000 SH       SOLE                    30000
Taiwan Semiconductor Mfg Co AD COM              874039100      146    17601 SH       SOLE                                      17601
VIACOM INC CLASS B             COM              925524308     1965    55000 SH       SOLE                    55000
WEBMD CORP                     COM              94769M105     7895   847100 SH       SOLE                   825200             21900
WINN DIXIE STORES INC          COM              974280109       72    10000 SH       SOLE                                      10000
WYETH                          COM              983024100      542    15000 SH       SOLE                    15000